Long-Term Debt (Summary of Long-Term Debt) (Details) - USD ($) $ in Thousands	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Debt Disclosure [Line Items]
Capital leases	$ 28	$ 88	$ 236
Less current portion	$ (28)	(70)	(154)
Long term debt (capital leases)		$ 18	$ 82